Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018
Assets:
Cash and cash equivalents		¥ 1,161,032	¥ 1,321,241
Restricted Cash		122,548	83,876
Equity securities	[1]	549,047
Trading securities	[2]		422,053
Trading debt securities		1,564
Investment in securities:
Available-for-sale debt securities		1,264,244
Held-to-maturity debt securities		114,061	113,891
Other Assets:
Derivative assets		13,998	19,920
Liabilities:
Short-term Debt		309,549	306,754
Deposits		1,927,741	1,757,462
Long-term Debt		4,186,222	3,826,504
Other Liabilities:
Derivative liabilities		24,461	10,295
Level 1
Assets:
Cash and cash equivalents		1,161,032	1,321,241
Restricted Cash		122,548	83,876
Installment loans (net of allowance for probable loan losses)		0	0
Equity securities	[3]	68,631
Trading securities			35,766
Trading debt securities		0
Investment in securities:
Practicable to estimate fair value			65,716
Not practicable to estimate fair value	[4]		0
Available-for-sale debt securities		24,831
Held-to-maturity debt securities		0
Other Assets:
Time deposits		0	0
Derivative assets	[5]	0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-term Debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-term Debt		0	0
Other Liabilities:
Derivative liabilities	[5]	0	0
Level 2
Assets:
Cash and cash equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for probable loan losses)		199,590	139,416
Equity securities	[3]	295,769
Trading securities			386,287
Trading debt securities		1,564
Investment in securities:
Practicable to estimate fair value			969,668
Not practicable to estimate fair value	[4]		0
Available-for-sale debt securities		1,138,966
Held-to-maturity debt securities		120,714
Other Assets:
Time deposits		4,754	3,378
Derivative assets	[5]	0	0
Reinsurance recoverables (Investment contracts)		0	0
Liabilities:
Short-term Debt		309,549	306,754
Deposits		1,782,753	1,759,248
Policy liabilities and Policy account balances (Investment contracts)		0	0
Long-term Debt		1,158,287	922,319
Other Liabilities:
Derivative liabilities	[5]	0	0
Level 3
Assets:
Cash and cash equivalents		0	0
Restricted Cash		0	0
Installment loans (net of allowance for probable loan losses)		3,029,160	2,648,653
Equity securities	[3]	61,193
Trading securities			0
Trading debt securities		0
Investment in securities:
Practicable to estimate fair value			158,796
Not practicable to estimate fair value	[4]		0
Available-for-sale debt securities		100,447
Held-to-maturity debt securities		23,612
Other Assets:
Time deposits		0	0
Derivative assets	[5]	0	0
Reinsurance recoverables (Investment contracts)		30,400	52,015
Liabilities:
Short-term Debt		0	0
Deposits		0	0
Policy liabilities and Policy account balances (Investment contracts)		244,653	275,979
Long-term Debt		3,041,054	2,908,210
Other Liabilities:
Derivative liabilities	[5]	0	0
Carrying amount
Assets:
Cash and cash equivalents		1,161,032	1,321,241
Restricted Cash		122,548	83,876
Installment loans (net of allowance for probable loan losses)		3,231,708	2,779,186
Equity securities	[3]	425,593
Trading securities			422,053
Trading debt securities		1,564
Investment in securities:
Practicable to estimate fair value			1,167,247
Not practicable to estimate fair value	[4]		140,155
Available-for-sale debt securities		1,264,244
Held-to-maturity debt securities		114,061
Other Assets:
Time deposits		4,754	3,378
Derivative assets	[5]	13,998	19,726
Reinsurance recoverables (Investment contracts)		29,989	51,351
Liabilities:
Short-term Debt		309,549	306,754
Deposits		1,782,198	1,757,462
Policy liabilities and Policy account balances (Investment contracts)		244,497	275,507
Long-term Debt		4,186,222	3,826,504
Other Liabilities:
Derivative liabilities	[5]	24,461	10,295
Estimated fair value
Assets:
Cash and cash equivalents		1,161,032	1,321,241
Restricted Cash		122,548	83,876
Installment loans (net of allowance for probable loan losses)		3,228,750	2,788,069
Equity securities	[3]	425,593
Trading securities			422,053
Trading debt securities		1,564
Investment in securities:
Practicable to estimate fair value			1,194,180
Not practicable to estimate fair value	[4]		140,155
Available-for-sale debt securities		1,264,244
Held-to-maturity debt securities		144,326
Other Assets:
Time deposits		4,754	3,378
Derivative assets	[5]	13,998	19,726
Reinsurance recoverables (Investment contracts)		30,400	52,015
Liabilities:
Short-term Debt		309,549	306,754
Deposits		1,782,753	1,759,248
Policy liabilities and Policy account balances (Investment contracts)		244,653	275,979
Long-term Debt		4,199,341	3,830,529
Other Liabilities:
Derivative liabilities	[5]	¥ 24,461	¥ 10,295

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥324,220 million as of March 31, 2019. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥75,923 million as of March 31, 2019. The amount of investment funds elected for the fair value option included in equity securities was ¥5,811 million as of March 31, 2019.
[2]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.
[3]	The amount of ¥12,100 million of investment funds measured at net asset value per share is not included.
[4]	The fair value of investment securities of ¥140,155 million was not estimated, as it was not practicable.
[5]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."